Other Current Assets	12 Months Ended
Jun. 30, 2018
Other Current Assets

NOTE 9. OTHER CURRENT ASSETS

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Prepayments*	1,646,579	604,687
Capital raising costs	—	846,180
Security deposit	38,843	37,311
Accrued interest	50,242	90

	1,735,664	1,488,268

*	Prepayments are in relation to the deposits paid to organizations involved in the clinical trials.